N-4	Jul. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Jefferson National VA Separate Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Jul. 10, 2026
Amendment Flag	false
Monument Advisor NY
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective July 29, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio

Monument Advisor NY | Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio
Monument Advisor Select NY
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective July 29, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio

Monument Advisor Select NY | Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Morningstar Mid-Cap Index Portfolio